Right-of-use Assets and Lease Liabilities - Schedule of Lease Obligations (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Balance as of January 1,	SFr (770)	SFr (833)
Addition/remeasurement/renewal of lease period Oculis SA office lease		(28)
FX revaluation	48	18
Indexation for the period	(70)	(26)
Interest expense for the period	(45)	(49)	SFr (50)
Lease payments for the period	204	147
Balance as of December 31,	SFr (633)	SFr (770)	SFr (833)